SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2011

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ASSET ADVISORS CORPORATION
Address:    2814A HILLCREEK DRIVE
            AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George Rush
Title:
Phone:      706-650-9900

Signature, Place, and Date of Signing:

 /S/ GEORGE RUSH                  AUGUSTA, GA
 -------------------              -----------            -------------------
      [Signature]                [City, State]                  [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                                -----------
Form 13F Information Table Entry Total:         116
                                                -----------
Form 13F Information Table Value Total:         243,396
                                                -----------
                                                (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                     MARKET               INVESTMENT DESCRETION         VOTING AUTHORITY
TITLE                                     CUSIP       VALUE              -------------------------  --------------------------
NAME OF ISSUER                            NUMBER    (1,000'S)  SHARES    A-SOLE  B-SHARED  C-OTHER  A-SOLE  B-SHARED   C-OTHER

COCA-COLA CO                             191216100   12165     180789    180789     0        0       0        0          180789
EXXON MOBIL                              30231G102   11959     146954    146954     0        0       0        0          146954
ISHARES TR US PFD STK IDX                464288687    9485     239150    239150     0        0       0        0          239150
JOHNSON & JOHNSON                        478160104    9142     137436    137436     0        0       0        0          137436
INTERNATIONAL BUSINESS MACHINE           459200101    8633      50325     50325     0        0       0        0           50325
CHURCH & DWIGHT CO INC                   171340102    8323     205300    205300     0        0       0        0          205300
SOUTHERN COMPANY                         842587107    7135     176705    176705     0        0       0        0          176705
PRICE T ROWE GROUP INC                   74144T108    6586     109155    109155     0        0       0        0          109155
AMERICAN WATER WORKS CO                  030420103    5520     187445    187445     0        0       0        0          187445
PROCTER & GAMBLE                         742718109    5291      83224     83224     0        0       0        0           83224
BERKSHIRE HATHA CLASS B                  084670702    5162      66700     66700     0        0       0        0           66700
POWERSHARES ETF TRUST FINL PFD           73935X229    5130     284550    284550     0        0       0        0          284550
ACCENTURE PLC                            G1151C101    4559      75450     75450     0        0       0        0           75450
MICROSOFT CORP                           594918104    4475     172120    172120     0        0       0        0          172120
SELECT SECTOR SPDR-ENERGY                81369Y506    3993      52995     52995     0        0       0        0           52995
JOHNSON CONTROLS INC                     478366107    3941      94600     94600     0        0       0        0           94600
AGL RESOURCES INC                        001204106    3883      95376     95376     0        0       0        0           95376
ISHARES TR DJ US INDEX FD                464287846    3882      58093     58093     0        0       0        0           58093
PEABODY ENERGY                           704549104    3859      65515     65515     0        0       0        0           65515
BROWN FORMAN CLASS B                     115637209    3742      50100     50100     0        0       0        0           50100
EQUITY RESIDENTIAL                       29476L107    3348      55800     55800     0        0       0        0           55800
GEORGIA PWR CO PFD                       373334457    3292     108348    108348     0        0       0        0          108348
3M CO                                    88579Y101    3241      34175     34175     0        0       0        0           34175
ETFS GOLD TRUST ETF                      26922Y105    2919      19600     19600     0        0       0        0           19600
DEERE & CO                               244199105    2887      35010     35010     0        0       0        0           35010
PHILIP MORRIS INTERNATIONAL IN           718172109    2864      42900     42900     0        0       0        0           42900
FEDEX CORP                               31428X106    2796      29475     29475     0        0       0        0           29475
ROYAL DUTCH SHELL ADR                    780259206    2771      38958     38958     0        0       0        0           38958
UNITED TECHNOLOGIES CORP                 913017109    2721      30744     30744     0        0       0        0           30744
BHP BILLITON ADR                         088606108    2714      28680     28680     0        0       0        0           28680
SELECT SECTOR SPDR-TECHNOLOGY            81369Y803    2668     103825    103825     0        0       0        0          103825
PAYCHEX INC                              704326107    2599      84609     84609     0        0       0        0           84609
PEPSICO INC                              713448108    2475      35135     35135     0        0       0        0           35135
CONOCOPHILLIPS                           20825C104    2434      32365     32365     0        0       0        0           32365
COSTCO WHSL CORP                         22160K105    2421      29800     29800     0        0       0        0           29800
CLARCOR INC                              179895107    2416      51100     51100     0        0       0        0           51100
GENERAL DYNAMICS CORP                    369550108    2391      32085     32085     0        0       0        0           32085
MERCK & CO                               58933Y105    2388      67670     67670     0        0       0        0           67670
ABBOTT LABORATORIES                      002824100    2341      44495     44495     0        0       0        0           44495
SOUTHEASTERN BANK FINANCIAL CO           841584105    2320     171833    171833     0        0       0        0          171833
ISHARES TR DOW SEL DIV                   464287168    2228      42100     42100     0        0       0        0           42100
MCDONALDS CORP                           580135101    2138      25350     25350     0        0       0        0           25350
DU PONT E I DE NEMOURS & CO              263534109    2106      38959     38959     0        0       0        0           38959
STERICYCLE INC                           858912108    2063      23150     23150     0        0       0        0           23150
SCHWAB CHARLES CORP                      808513105    2015     122515    122515     0        0       0        0          122515
IDEXX LABORATORIES INC                   45168D104    1908      24600     24600     0        0       0        0           24600
WALT DISNEY                              254687106    1764      45190     45190     0        0       0        0           45190
GENERAL ELECTRIC CAP STEP-UP P           369622485    1762      67600     67600     0        0       0        0           67600
SUNCOR ENERGY INC                        867224107    1738      44450     44450     0        0       0        0           44450
BANK ONE CAP VI 7.2% 10/15/31            06423W204    1724      67000     67000     0        0       0        0           67000
MEDCO HEALTH SOLUTIONS INC               58405U102    1698      30040     30040     0        0       0        0           30040
ISHARES TR 2017 S&P AMTFREEMUN           464289271    1554      29300     29300     0        0       0        0           29300
TEXAS PACIFIC LAND TRUST                 882610108    1547      34220     34220     0        0       0        0           34220
GENERAL ELECTRIC                         369604103    1485      78762     78762     0        0       0        0           78762
CHUBB CORP                               171232101    1390      22200     22200     0        0       0        0           22200
JP MORGAN CHASE CAP XXVI SER Z           48124G104    1384      52300     52300     0        0       0        0           52300
TEVA DEPOSITORY RECEIPT                  881624209    1350      28000     28000     0        0       0        0           28000
CROSS TIMBERS ROYALTY TRUST              22757R109    1325      29625     29625     0        0       0        0           29625
HONEYWELL INTERNATIONAL INC              438516106    1308      21950     21950     0        0       0        0           21950
SPDR S&P 500                             78462F103    1250       9475      9475     0        0       0        0            9475
AT&T                                     00206R102    1237      39372     39372     0        0       0        0           39372
HERSHEY                                  427866108    1213      21335     21335     0        0       0        0           21335
RIO TINTO ADR                            767204100    1027      14200     14200     0        0       0        0           14200
WAL-MART STORES INC                      931142103     951      17900     17900     0        0       0        0           17900
SELECT SECTOR SPDR-FINANCIAL             81369Y605     941      61300     61300     0        0       0        0           61300
CARNIVAL CORP                            143658300     937      24900     24900     0        0       0        0           24900
COUSINS PROPS                            222795106     934     109328    109328     0        0       0        0          109328
DUKE ENERGY NYSE                         26441C105     905      48038     48038     0        0       0        0           48038
WASTE MANAGEMENT                         94106L109     902      24200     24200     0        0       0        0           24200
CAL MAINE FOODS INC                      128030202     901      28200     28200     0        0       0        0           28200
COLONIAL PROP                            195872106     885      43403     43403     0        0       0        0           43403
VEOLIA ENVIRON ADR                       92334N103     877      30930     30930     0        0       0        0           30930
T J X COS INC                            872540109     861      16400     16400     0        0       0        0           16400
CHEVRON                                  166764100     798       7756      7756     0        0       0        0            7756
SCHLUMBERGER                             806857108     790       9146      9146     0        0       0        0            9146
KIMBERLY-CLARK CORP                      494368103     763      11462     11462     0        0       0        0           11462
PFIZER                                   717081103     704      34185     34185     0        0       0        0           34185
HCP                                      40414L109     678      18474     18474     0        0       0        0           18474
AMERICAN EXPRESS CO                      025816109     641      12400     12400     0        0       0        0           12400
THERMO FISHER SCIENTIFIC INC             883556102     631       9800      9800     0        0       0        0            9800
WATTS WATER TECHNOLOGIES INC             942749102     630      17800     17800     0        0       0        0           17800
AUTOMATIC DATA PROCESSING INC            053015103     630      11950     11950     0        0       0        0           11950
SPDR S&P BIOTECH ETF                     78464A870     572       7825      7825     0        0       0        0            7825
ZAGG INCORPORATED                        98884U108     496      37000     37000     0        0       0        0           37000
DOVER CORP                               260003108     475       7000      7000     0        0       0        0            7000
SPDR GOLD TRUST                          78463V107     460       3150      3150     0        0       0        0            3150
ZIMMER HOLDINGS INC                      98956P102     454       7190      7190     0        0       0        0            7190
EMERSON ELECTRIC CO                      291011104     428       7600      7600     0        0       0        0            7600
ELI LILLY AND CO                         532457108     394      10500     10500     0        0       0        0           10500
G&K SERVICES INC                         361268105     392      11575     11575     0        0       0        0           11575
ARRIS GROUP INC                          04269Q100     372      32000     32000     0        0       0        0           32000
HOME DEPOT INC                           437076102     367   10122.31  10122.31     0        0       0        0        10122.31
GENUINE PARTS CO                         372460105     351       6450      6450     0        0       0        0            6450
BRISTOL MYERS                            110122108     339      11710     11710     0        0       0        0           11710
CHESAPEAKE ENERGY                        165167107     338      11400     11400     0        0       0        0           11400
INTEL CORP                               458140100     334      15050     15050     0        0       0        0           15050
VERIZON COMMS                            92343V104     292       7844      7844     0        0       0        0            7844
CVS CAREMARK CORP                        126650100     286       7600      7600     0        0       0        0            7600
FREEPORT-MCMORAN COPPER&GOLD             35671D857     275       5200      5200     0        0       0        0            5200
SCANA CORP                               80589M102     254       6442      6442     0        0       0        0            6442
WACHOVIA CAP TR PFD D                    92979K208     252       9800      9800     0        0       0        0            9800
DOMINION RESOURCES INC                   25746U109     234       4840      4840     0        0       0        0            4840
INTERNAP NETWORK SERVICES CORP           45885A300     226      30776     30776     0        0       0        0           30776
POWERSHARES ETF TRUST WATER RE           73935X575     225      11600     11600     0        0       0        0           11600
INTUIT INC                               461202103     218       4200      4200     0        0       0        0            4200
POWERSHARES ETF BUYBACK ACH              73935X286     218       8100      8100     0        0       0        0            8100
NORFOLK SOUTHERN CORP                    655844108     217       2900      2900     0        0       0        0            2900
BANK OF AMERICA                          060505104     205      18700     18700     0        0       0        0           18700
GOOGLE INC                               38259P508     203        400       400     0        0       0        0             400
KRAFT FOODS INC                          50075N104     202       5730      5730     0        0       0        0            5730
APPLE INC                                037833100     201        600       600     0        0       0        0             600
SWISS HELVETIA CLOSED FUND               870875101     199      13300     13300     0        0       0        0           13300
NUVEEN GEORGIA PREMIUM INCOME            67060F102     187      14040     14040     0        0       0        0           14040
NUVEEN GA DIV ADV MUNI FD 2              67072B107     176      12850     12850     0        0       0        0           12850
TANZANIAN ROYALTY EXPL                   87600U104      66      10000     10000     0        0       0        0           10000
GULF KEYSTONE PETE ORD                   G4209G108      44      20000     20000     0        0       0        0           20000
